Accounts receivable, net	12 Months Ended
Sep. 30, 2021
Accounts receivable, net
Accounts receivable, net

Note 3 – Accounts receivable, net

Accounts receivable consisted of the following:

	September 30,	September 30,
	2021	2020

Trade accounts receivable	$12,375,425	$8,727,364
Less: allowance for doubtful accounts	—	—
Accounts receivable, net	$12,375,425	$8,727,364

The Company’s accounts receivable primarily include balances due from customers when the Company’s activated carbon products and biomass electricity are sold and delivered to customers.